Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill
Intangible assets
Intangible assets at December 31, 2013 and 2012 consisted of the following:

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$354,373	$(251,388)	$102,985	$407,901	$(269,100)	$138,801
Supplier relationships	29,000	(25,013)	3,987	29,000	(22,113)	6,887
Software & technology	167,009	(155,009)	12,000	169,632	(151,628)	18,004
Trademarks & trade names	35,366	(33,985)	1,381	35,078	(32,615)	2,463
Non-compete agreements	7,407	(7,373)	34	7,471	(7,412)	59
Total intangible assets	$593,155	$(472,768)	$120,387	$649,082	$(482,868)	$166,214

Amortization expense for intangible assets was $37 million, $41 million and $49 million for the years ended December 31, 2013, 2012 and 2011, respectively. The future amortization expense for intangible assets as of December 31, 2013 was as follows:

Year ended December 31,
2014	$34,437
2015	30,439
2016	23,037
2017	11,374
2018	10,547
Thereafter	10,553
Total	$120,387

Actual amortization expense may differ from the amounts above due to, among other things, fluctuations in foreign currency exchange rates, impairments, future acquisitions and accelerated amortization.

Goodwill
The changes in the carrying amount of goodwill, by reporting segment, for the years ended December 31, 2013 and 2012 are shown in the tables below. Prior year amounts have been recast for the change in reportable segments (see Note 17).

	Gross value before accumulated impairment	Accumulated impairment	December 31, 2012	Impairment	Other (1)	December 31, 2013
North America Mailing	$322,610	$—	$322,610	$—	$4,054	$326,664
International Mailing	182,746	—	182,746	—	(485)	182,261
Small & Medium Business Solutions	505,356	—	505,356	—	3,569	508,925
Production Mail	120,881	—	120,881	—	(2,821)	118,060
Presort Services	195,140	—	195,140	—	—	195,140
Enterprise Business Solutions	316,021	—	316,021	—	(2,821)	313,200
Digital Commerce Solutions	900,347	—	900,347	—	3,046	903,393
Total reportable segments	1,721,724	—	1,721,724	—	3,794	1,725,518
Discontinued operations	562,879	(148,465)	414,414	(101,415)	(303,646)	9,353
Total goodwill	$2,284,603	$(148,465)	$2,136,138	$(101,415)	$(299,852)	$1,734,871

	Gross value before accumulated impairment	Accumulated impairment	December 31, 2011	Impairment	Other (1)	December 31, 2012
North America Mailing	$319,633	$—	$319,633	$—	$2,977	$322,610
International Mailing	187,904	—	187,904	—	(5,158)	182,746
Small & Medium Business Solutions	507,537	—	507,537	—	(2,181)	505,356
Production Mail	117,351	—	117,351	—	3,530	120,881
Presort Services	195,140	—	195,140	—	—	195,140
Enterprise Business Solutions	312,491	—	312,491	—	3,530	316,021
Digital Commerce Solutions	895,507	—	895,507	—	4,840	900,347
Total reportable segments	1,715,535	—	1,715,535	—	6,189	1,721,724
Discontinued operations	561,703	(130,150)	431,553	(18,315)	1,176	414,414
Total goodwill	$2,277,238	$(130,150)	$2,147,088	$(18,315)	$7,365	$2,136,138

(1)
Primarily represents foreign currency translation adjustments for the period. For discontinued operations in 2013, the adjustment primarily represents the write-off of remaining goodwill upon the sale of the Management Services business.